UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23969

FT Vest Total Return Income Fund: Series A2

(Exact name of registrant as specified in charter)

c/o UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Ann Maurer

235 West Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

registrant's telephone number, including area code: (414) 299-2270

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

(a)	The Report to Shareholders is attached herewith.

First Trust
Capital Management

FT VEST TOTAL RETURN INCOME FUND: SERIES A2

Class I Shares

Annual Report

December 31, 2024

First Trust Capital Management L.P. | 225 W. Wacker Dr. | Suite 2160 | Chicago, IL 60606 | P: 773.828.6700

FT Vest Total Return Income Fund: Series A2
This report and the financial statements contained herein are provided for the general information of the shareholders of the FT Vest Total Return Income Fund: Series A2 (the “Fund”). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by the Fund’s Private Placement Memorandum.

FT VEST TOTAL RETURN INCOME FUND: SERIES A2
MANAGEMENT DISCUSSION OF FUND PERFORMANCE
Executive-Level Overview
We begin our Management Discussion of Fund Performance with an Executive-Level Overview to reinforce our investment philosophy and current perspective on prevailing market conditions.
The past calendar year was defined by aggressive monetary policy responses to rapid inflation, escalating geopolitical tensions, and a resilient economy despite recessionary concerns. Inflation remained a nuanced challenge in the back half of 2024, and central banks had to navigate the delicate balance between sustaining economic expansion and curbing economic pressure. In addition, geopolitical risks and trade uncertainties, including the potential for broader trade conflicts, were key considerations in the year.
Overall, the consensus outlook for risk assets remains positive despite stretched valuations.
Recession fears have receded, inflation continues to trend downward, labor markets are softening but remain robust, and pro-growth policies from the new administration could provide further support.
As a firm, we remain highly attuned to macroeconomic conditions and capital market trends, but our investment strategies do not rely on predicting market directionality. Our primary focus remains providing investors with the tools to navigate the always evolving macroeconomic landscape. First Trust Capital Management’s alternatives business follows a thesis-driven investment approach — our thesis is that prioritizing strategies that are resilient and uncorrelated provides investors benefits irrespective of market cycles. In particular, the FT Vest Total Return Income Fund: Series A2 (the “Fund) executes on a systematic, research-driven approach designed to provide income and downside equity risk mitigation.
As is customary, we will review the key performance drivers and investment opportunities that shaped the Fund’s results over the past fiscal year.
FT VEST TOTAL RETURN INCOME FUND: SERIES A2
From inception on August 2, 2024 through the end of 2024, the Fund posted a net return of +4.70%, compared to the S&P 500® Focused 100 Index and the S&P 500® Index, which returned +10.14% and +10.65%, respectively, over that same time period.
The Fund’s investment objective is to achieve attractive risk-adjusted returns through a combination of high level of current income and potential (although limited) long-term, capital appreciation, while attempting to mitigate the risk of loss of principal. The Fund’s investment strategy is systematically executed by selling weekly calls to collect option premiums to provide income, investing in approximately 100 of the underlying equity constituents of the S&P 500® Index, and mitigating the risk of loss of principal via the purchase of a long-term put against the S&P 500® Index.
Since inception, the Fund’s total returns were influenced by those strategies. First, the long equity portfolio contributed 4.74% of net attribution for 2024, which was 44% of the upside return of the S&P 500® Index. Second, the income received from the call options component generated a 3.47% net return. The Fund sold calls ranging over 20-34% of the Fund’s equity portfolio through 2024. Third, a decline in the mark-to-market value of the long-term S&P 500® Index put option detracted -3.50% from the Fund’s net returns due to the increase in value of the S&P 500® index over the fiscal period.

Over the fiscal period, the Fund made monthly distributions of 1.25% (or 15% annualized) to investors, meeting its defined income objective with no return of capital, primarily due to its systemic call selling with contributions from the dividends of the underlying stock portfolio and interest.
As always, we thank you for your continued support and intend to work hard to maintain it. We truly appreciate your trust and confidence in First Trust Capital Management.
Kind Regards,

Michael D. Peck, CFA	Brian R. Murphy
Chief Executive Officer, Co-Chief Investment Officer	Co-Chief Investment Officer
mpeck@firsttrustcapital.com	bmurphy@firsttrustcapital.com

FT Vest Total Return Income Fund: Series A2
FUND PERFORMANCE
December 31, 2024 (Unaudited)

This graph compares a hypothetical $25,000 investment in the Fund’s Class I Shares with a similar investment in the S&P 500® Index and S&P 500® Focused 100 Index. Results include the reinvestment of all dividends and capital gains. The index does not reflect expenses, fees, or sales charges, which would lower performance.
The S&P 500® Index includes 500 leading companies and covers approximately 80% of available market capitalization. The S&P 500® Focused 100 Index seeks to measure the performance of a subset of 100 constituents from the S&P 500®, selected and weighted to reflect the performance characteristics and GICS® industry group coverage of the S&P 500®.
Cumulative Total Returns as of December 31, 2024	Since Inception
FT Vest Total Return Income Fund: Series A2 – Class I (Inception Date August 2, 2024)	4.70%
S&P 500® Index	10.65%
S&P 500® Focused 100 Index	10.14%
Performance of a $25,000 Investment and Cumulative Total Returns are from the date of the commencement of operations on August 2, 2024.
The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent quarter end performance may be obtained by calling 1-877-779-1999.
Fund performance is shown net of fees. For the Fund’s current expense ratios, please refer to the Financial Highlights Section of this report.
Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Board of Trustees and Shareholders
FT Vest Total Return Income Fund: Series A2
Opinion on the financial statements
We have audited the accompanying statement of assets and liabilities of FT Vest Total Return Income Fund: Series A2 (the “Fund”), including the schedule of investments, as of December 31, 2024, the related statements of operations and changes in net assets for the period from August 2, 2024 (commencement of operations) through December 31, 2024, and the related notes (collectively referred to as the “financial statements”) and the financial highlights for the period from August 2, 2024 (commencement of operations) through December 31, 2024. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations and changes in net assets for the period from August 2, 2024 (commencement of operations) through December 31, 2024, and the financial highlights for the period from August 2, 2024 (commencement of operations) through December 31, 2024, in conformity with accounting principles generally accepted in the United States of America.
Basis for opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31 2024, by correspondence with the custodians. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audit provides a reasonable basis for our opinion.
/s/ GRANT THORNTON LLP
We have served as the auditor of one or more funds in the Fund’s investment company group since 2016.
Newport Beach, California
February 28, 2025

FT Vest Total Return Income Fund: Series A2
SCHEDULE OF INVESTMENTS
As of December 31, 2024

Number of Shares		Value
	COMMON STOCKS – 103.2%
	AEROSPACE/DEFENSE – 1.8%
1,153	Boeing Co.*,1	$204,081
325	Lockheed Martin Corp.1	157,931
2,053	RTX Corp.1	237,573
		599,585
	AEROSPACE/DEFENSE-EQUIPMENT – 0.8%
1,669	General Electric Co. DBA GE Aerospace1	278,373
	APPLICATIONS SOFTWARE – 7.7%
293	Intuit, Inc.1	184,151
5,161	Microsoft Corp.1	2,175,361
216	ServiceNow, Inc.*,1	228,986
		2,588,498
	ATHLETIC FOOTWEAR – 0.8%
3,337	NIKE, Inc. – Class B1	252,511
	AUTO-CARS/LIGHT TRUCKS – 2.6%
2,141	Tesla, Inc.*,1	864,621
	BEVERAGES – NON-ALCOHOLIC – 1.3%
3,905	Coca-Cola Co.1	243,125
1,382	PepsiCo, Inc.1	210,147
		453,272
	CABLE TV – 0.3%
2,801	Comcast Corp. – Class A1	105,122
	COMMERCIAL SERVICES-FINANCE – 0.7%
1,018	PayPal Holdings, Inc.*,1	86,886
322	S&P Global, Inc.1	160,366
		247,252
	COMPUTER SERVICES – 1.3%
653	Accenture PLC1,2	229,719
966	International Business Machines Corp.1	212,356
		442,075
	COMPUTERS – 7.8%
10,493	Apple, Inc.1	2,627,657
	COSMETICS & TOILETRIES – 1.3%
749	Colgate-Palmolive Co.1	68,092
2,160	Procter & Gamble Co.1	362,124
		430,216
	DIAGNOSTIC EQUIPMENT – 0.9%
548	Danaher Corp.1	125,793
326	Thermo Fisher Scientific, Inc.1	169,595
		295,388
	DIVERSIFIED BANKING INSTITUTION – 0.5%
1,260	Morgan Stanley1	158,407

FT Vest Total Return Income Fund: Series A2
SCHEDULE OF INVESTMENTS — Continued
As of December 31, 2024

Number of Shares		Value
	COMMON STOCKS (Continued)
	DIVERSIFIED MANUFACTURING – 0.3%
839	3M Co.1	$108,307
	E-COMMERCE/PRODUCTS – 4.7%
7,276	Amazon.com, Inc.*,1	1,596,282
	E-COMMERCE/SERVICE – 1.1%
47	Booking Holdings, Inc.1	233,516
2,484	Uber Technologies, Inc.*,1	149,835
		383,351
	ELECTRIC PRODUCTS-MISCELLANEOUS – 0.3%
879	Emerson Electric Co.1	108,934
	ELECTRIC-INTEGRATED – 2.4%
1,935	Duke Energy Corp.1	208,477
5,151	NextEra Energy, Inc.1	369,275
2,745	Southern Co.1	225,968
		803,720
	ELECTRONIC COMPONENTS-SEMICONDUCTOR – 11.2%
1,565	Advanced Micro Devices, Inc.*,1	189,036
4,504	Broadcom, Inc.1	1,044,207
4,159	Intel Corp.1	83,388
17,029	NVIDIA Corp.1	2,286,825
880	Texas Instruments, Inc.1	165,009
		3,768,465
	ELECTRONIC FORMS – 0.6%
460	Adobe, Inc.*,1	204,553
	ENTERPRISE SOFTWARE/SERVICE – 2.3%
1,679	Oracle Corp.1	279,789
2,142	Palantir Technologies, Inc. – Class A*	161,999
999	Salesforce, Inc.1	333,996
		775,784
	FINANCE-CREDIT CARD – 3.5%
566	American Express Co.1	167,983
833	Mastercard, Inc. – Class A1	438,633
1,755	Visa, Inc. – Class A1	554,650
		1,161,266
	FINANCE-INVESTMENT BANKER/BROKER – 0.9%
1,518	Charles Schwab Corp.1	112,347
318	Goldman Sachs Group, Inc.1	182,093
		294,440
	FOOD-CONFECTIONER – 0.2%
1,347	Mondelez International, Inc. – Class A1	80,456
	INDUSTRIAL GASES – 2.0%
1,599	Linde PLC1,2	669,453

FT Vest Total Return Income Fund: Series A2
SCHEDULE OF INVESTMENTS — Continued
As of December 31, 2024

Number of Shares		Value
	COMMON STOCKS (Continued)
	INSTRUMENTS-CONTROLS – 0.7%
1,003	Honeywell International, Inc.1	$226,568
	INTERNET CONTENT-ENTERTAINMENT – 3.6%
1,600	Meta Platforms, Inc. – Class A1	936,816
313	Netflix, Inc.*,1	278,983
		1,215,799
	INVESTMENT MANAGEMENT/ADVISORY SERVICES – 0.5%
148	BlackRock, Inc.1	151,716
	MACHINERY-CONSTRUCTION & MINING – 0.8%
745	Caterpillar, Inc.1	270,256
	MACHINERY-FARM – 0.5%
393	Deere & Co.1	166,514
	MEDICAL INSTRUMENTS – 0.8%
483	Intuitive Surgical, Inc.*,1	252,107
	MEDICAL PRODUCTS – 1.2%
2,355	Abbott Laboratories1	266,374
1,741	Medtronic PLC1,2	139,071
		405,445
	MEDICAL-BIOMEDICAL/GENERICS – 0.7%
459	Amgen, Inc.1	119,634
1,063	Gilead Sciences, Inc.1	98,189
		217,823
	MEDICAL-DRUGS – 4.5%
1,507	AbbVie, Inc.1	267,794
1,729	Bristol-Myers Squibb Co.1	97,792
672	Eli Lilly & Co.1	518,784
2,053	Johnson & Johnson1	296,905
2,157	Merck & Co., Inc.1	214,578
4,832	Pfizer, Inc.1	128,193
		1,524,046
	MEDICAL-HM – 2.2%
314	Elevance Health, Inc.1	115,835
1,250	UnitedHealth Group, Inc.1	632,325
		748,160
	MULTI-LINE INSURANCE – 2.1%
1,791	Chubb Ltd.1,2	494,853
2,777	MetLife, Inc.1	227,381
		722,234
	MULTIMEDIA – 0.4%
1,329	Walt Disney Co.1	147,984
	NETWORKING PRODUCTS – 2.0%
11,301	Cisco Systems, Inc.1	669,019

FT Vest Total Return Income Fund: Series A2
SCHEDULE OF INVESTMENTS — Continued
As of December 31, 2024

Number of Shares		Value
	COMMON STOCKS (Continued)
	NON-HAZARDOUS WASTE DISPOSAL – 1.2%
2,005	Waste Management, Inc.1	$404,589
	OIL COMP-EXPLORATION & PRODUCTION – 0.5%
1,679	ConocoPhillips1	166,506
	OIL COMP-INTEGRATED – 2.8%
2,169	Chevron Corp.1	314,158
5,705	Exxon Mobil Corp.1	613,687
		927,845
	PHARMACY SERVICES – 0.2%
1,709	CVS Health Corp.1	76,717
	POWER CONV/SUPPLY EQUIPMENT – 0.6%
609	Eaton Corp. PLC2	202,109
	PROPERTY/CASUALTY INSURANCE – 2.5%
1,862	Berkshire Hathaway, Inc. – Class B*,1	844,007
	REITS-DIVERSIFIED – 1.8%
3,244	American Tower Corp., REIT1	594,982
	RETAIL-BUILDING PRODUCTS – 1.2%
772	Home Depot, Inc.1	300,300
441	Lowe’s Cos., Inc.1	108,839
		409,139
	RETAIL-DISCOUNT – 2.0%
349	Costco Wholesale Corp.1	319,778
363	Target Corp.1	49,071
3,417	Walmart, Inc.1	308,726
		677,575
	RETAIL-MAJOR DEPT STORES – 0.3%
877	TJX Cos., Inc.	105,950
	RETAIL-RESTAURANTS – 1.3%
1,020	McDonald’s Corp.1	295,688
1,615	Starbucks Corp.1	147,369
		443,057
	SEMICON COMPONENTS-INTEGRATED CIRCUITS – 0.5%
1,072	QUALCOMM, Inc.1	164,681
	SEMICONDUCTOR EQUIPMENT – 0.4%
795	Applied Materials, Inc.1	129,291
	SUPER-REGIONAL BANKS-US – 3.5%
5,588	Bank of America Corp.1	245,593
1,583	Citigroup, Inc.1	111,427
2,357	JPMorgan Chase & Co.1	564,996
1,306	U.S. Bancorp1	62,466
2,787	Wells Fargo & Co.1	195,759
		1,180,241

FT Vest Total Return Income Fund: Series A2
SCHEDULE OF INVESTMENTS — Continued
As of December 31, 2024

Number of Shares		Value
	COMMON STOCKS (Continued)
	TELEPHONE-INTEGRATED – 0.9%
6,651	AT&T, Inc.1	$151,443
3,901	Verizon Communications, Inc.1	156,001
		307,444
	TOBACCO – 0.8%
1,708	Altria Group, Inc.1	89,311
1,566	Philip Morris International, Inc.1	188,468
		277,779
	TRANSPORT-RAIL – 0.5%
715	Union Pacific Corp.1	163,049
	TRANSPORT-SERVICES – 0.5%
265	FedEx Corp.1	74,553
862	United Parcel Service, Inc. – Class B1	108,698
		183,251
	WEB PORTALS/ISP – 4.4%
4,288	Alphabet, Inc. – Class A1	811,718
3,493	Alphabet, Inc. – Class C1	665,207
		1,476,925
	TOTAL COMMON STOCKS (Cost $37,000,445)	34,750,796
Number of Contracts
	PURCHASED OPTIONS CONTRACTS – 10.2%
	CALL OPTIONS – 4.8%
27	S&P 500 Index Exercise Price: $6,000.01, Notional Amount: $16,200,027, Expiration Date: July 31, 2026*	1,619,913
	TOTAL CALL OPTIONS (Cost $923,447)	1,619,913
	PUT OPTIONS – 5.4%
19	iShares Core S&P 500 Index ETF Exercise Price: $545.91, Notional Amount: $1,037,229, Expiration Date: July 31, 2026*	41,161
27	S&P 500 Index Exercise Price: $5,000.01, Notional Amount: $13,500,027, Expiration Date: July 31, 2026*	434,419
62	Exercise Price: $5,459.10, Notional Amount: $33,846,420, Expiration Date: July 31, 2026*	1,353,231
	TOTAL PUT OPTIONS (Cost $3,331,382)	1,828,811
	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $4,254,829)	3,448,724

FT Vest Total Return Income Fund: Series A2
SCHEDULE OF INVESTMENTS — Continued
As of December 31, 2024

Number of Shares		Value
	SHORT-TERM INVESTMENTS – 1.7%
563,906	UMB Bank, Money Market Special II Deposit Investment, 4.19%3	$563,906
	TOTAL SHORT-TERM INVESTMENTS (Cost $563,906)	563,906
	TOTAL INVESTMENTS – 115.1% (Cost $41,819,180)	38,763,426
	Liabilities in Excess of Other Assets – (15.1)%	(5,083,203)
	TOTAL NET ASSETS – 100.0%	33,680,223
Number of Contracts
	WRITTEN OPTIONS CONTRACTS – (13.7)%
	CALL OPTIONS – (10.7)%
(3)	3M Co. Exercise Price: $130.00, Notional Amount: $(39,000), Expiration Date: January 3, 2025*	(239)
(8)	Abbott Laboratories Exercise Price: $115.00, Notional Amount: $(92,000), Expiration Date: January 3, 2025*	(128)
(5)	AbbVie, Inc. Exercise Price: $177.50, Notional Amount: $(88,750), Expiration Date: January 3, 2025*	(795)
(2)	Accenture PLC – Class A Exercise Price: $355.00, Notional Amount: $(71,000), Expiration Date: January 3, 2025*	(300)
(2)	Adobe, Inc. Exercise Price: $445.00, Notional Amount: $(89,000), Expiration Date: January 3, 2025*	(676)
(5)	Advanced Micro Devices, Inc. Exercise Price: $125.00, Notional Amount: $(62,500), Expiration Date: January 3, 2025*	(183)
(15)	Alphabet, Inc. – Class A Exercise Price: $192.50, Notional Amount: $(288,750), Expiration Date: January 3, 2025*	(960)
(12)	Alphabet, Inc. – Class C Exercise Price: $192.50, Notional Amount: $(231,000), Expiration Date: January 3, 2025*	(1,140)
(25)	Amazon.com, Inc. Exercise Price: $222.50, Notional Amount: $(556,250), Expiration Date: January 3, 2025*	(2,437)
(2)	American Express Co. Exercise Price: $300.00, Notional Amount: $(60,000), Expiration Date: January 3, 2025*	(215)
(2)	Amgen, Inc. Exercise Price: $262.50, Notional Amount: $(52,500), Expiration Date: January 3, 2025*	(242)

FT Vest Total Return Income Fund: Series A2
SCHEDULE OF INVESTMENTS — Continued
As of December 31, 2024

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
(36)	Apple, Inc. Exercise Price: $255.00, Notional Amount: $(918,000), Expiration Date: January 3, 2025*	$(1,386)
(3)	Applied Materials, Inc. Exercise Price: $167.50, Notional Amount: $(50,250), Expiration Date: January 3, 2025*	(110)
(23)	AT&T, Inc. Exercise Price: $23.00, Notional Amount: $(52,900), Expiration Date: January 3, 2025*	(138)
(19)	Bank of America Corp. Exercise Price: $44.00, Notional Amount: $(83,600), Expiration Date: January 3, 2025*	(551)
(6)	Berkshire Hathaway, Inc. – Class B Exercise Price: $457.50, Notional Amount: $(274,500), Expiration Date: January 3, 2025*	(576)
(1)	BlackRock, Inc. Exercise Price: $1,045.00, Notional Amount: $(104,500), Expiration Date: January 3, 2025*	(173)
(4)	Boeing Co. Exercise Price: $180.00, Notional Amount: $(72,000), Expiration Date: January 3, 2025*	(404)
(6)	Bristol-Myers Squibb Co. Exercise Price: $58.00, Notional Amount: $(34,800), Expiration Date: January 3, 2025*	(33)
(15)	Broadcom, Inc. Exercise Price: $240.00, Notional Amount: $(360,000), Expiration Date: January 3, 2025*	(1,222)
(3)	Caterpillar, Inc. Exercise Price: $365.00, Notional Amount: $(109,500), Expiration Date: January 3, 2025*	(553)
(5)	Charles Schwab Corp. Exercise Price: $75.00, Notional Amount: $(37,500), Expiration Date: January 3, 2025*	(128)
(7)	Chevron Corp. Exercise Price: $144.00, Notional Amount: $(100,800), Expiration Date: January 3, 2025*	(1,109)
(38)	Cisco Systems, Inc. Exercise Price: $59.00, Notional Amount: $(224,200), Expiration Date: January 3, 2025*	(1,767)
(5)	Citigroup, Inc. Exercise Price: $71.00, Notional Amount: $(35,500), Expiration Date: January 3, 2025*	(125)

FT Vest Total Return Income Fund: Series A2
SCHEDULE OF INVESTMENTS — Continued
As of December 31, 2024

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
(3)	Colgate-Palmolive Co. Exercise Price: $92.00, Notional Amount: $(27,600), Expiration Date: January 3, 2025*	$(38)
(9)	Comcast Corp. – Class A Exercise Price: $38.00, Notional Amount: $(34,200), Expiration Date: January 3, 2025*	(99)
(6)	ConocoPhillips Exercise Price: $97.00, Notional Amount: $(58,200), Expiration Date: January 3, 2025*	(1,413)
(1)	Costco Wholesale Corp. Exercise Price: $940.00, Notional Amount: $(94,000), Expiration Date: January 3, 2025*	(51)
(6)	CVS Health Corp. Exercise Price: $44.50, Notional Amount: $(26,700), Expiration Date: January 3, 2025*	(456)
(2)	Danaher Corp. Exercise Price: $230.00, Notional Amount: $(46,000), Expiration Date: January 3, 2025*	(385)
(1)	Deere & Co. Exercise Price: $430.00, Notional Amount: $(43,000), Expiration Date: January 3, 2025*	(101)
(2)	Eli Lilly & Co. Exercise Price: $782.50, Notional Amount: $(156,500), Expiration Date: January 3, 2025*	(746)
(3)	Emerson Electric Co. Exercise Price: $126.00, Notional Amount: $(37,800), Expiration Date: January 3, 2025*	(75)
(19)	Exxon Mobil Corp. Exercise Price: $105.00, Notional Amount: $(199,500), Expiration Date: January 3, 2025*	(5,405)
(1)	FedEx Corp. Exercise Price: $282.50, Notional Amount: $(28,250), Expiration Date: January 3, 2025*	(196)
(6)	General Electric Co. DBA GE Aerospace Exercise Price: $170.00, Notional Amount: $(102,000), Expiration Date: January 3, 2025*	(369)
(4)	Gilead Sciences, Inc. Exercise Price: $94.00, Notional Amount: $(37,600), Expiration Date: January 3, 2025*	(58)
(1)	Goldman Sachs Group, Inc. Exercise Price: $577.50, Notional Amount: $(57,750), Expiration Date: January 3, 2025*	(275)

FT Vest Total Return Income Fund: Series A2
SCHEDULE OF INVESTMENTS — Continued
As of December 31, 2024

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
(3)	Home Depot, Inc. Exercise Price: $392.50, Notional Amount: $(117,750), Expiration Date: January 3, 2025*	$(430)
(3)	Honeywell International, Inc. Exercise Price: $230.00, Notional Amount: $(69,000), Expiration Date: January 3, 2025*	(120)
(14)	Intel Corp. Exercise Price: $20.50, Notional Amount: $(28,700), Expiration Date: January 3, 2025*	(203)
(3)	International Business Machines Corp. Exercise Price: $222.50, Notional Amount: $(66,750), Expiration Date: January 3, 2025*	(239)
(1)	Intuit, Inc. Exercise Price: $637.50, Notional Amount: $(63,750), Expiration Date: January 3, 2025*	(275)
(2)	Intuitive Surgical, Inc. Exercise Price: $532.50, Notional Amount: $(106,500), Expiration Date: January 3, 2025*	(130)
(7)	Johnson & Johnson Exercise Price: $145.00, Notional Amount: $(101,500), Expiration Date: January 3, 2025*	(514)
(8)	JPMorgan Chase & Co. Exercise Price: $240.00, Notional Amount: $(192,000), Expiration Date: January 3, 2025*	(1,404)
(1)	Lockheed Martin Corp. Exercise Price: $490.00, Notional Amount: $(49,000), Expiration Date: January 3, 2025*	(88)
(1)	Lowe’s Cos., Inc. Exercise Price: $250.00, Notional Amount: $(25,000), Expiration Date: January 3, 2025*	(66)
(3)	Mastercard, Inc. – Class A Exercise Price: $532.50, Notional Amount: $(159,750), Expiration Date: January 3, 2025*	(315)
(3)	McDonald’s Corp. Exercise Price: $295.00, Notional Amount: $(88,500), Expiration Date: January 3, 2025*	(69)
(6)	Medtronic PLC Exercise Price: $81.00, Notional Amount: $(48,600), Expiration Date: January 3, 2025*	(75)
(7)	Merck & Co., Inc. Exercise Price: $100.00, Notional Amount: $(70,000), Expiration Date: January 3, 2025*	(339)

FT Vest Total Return Income Fund: Series A2
SCHEDULE OF INVESTMENTS — Continued
As of December 31, 2024

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
(5)	Meta Platforms, Inc. – Class A Exercise Price: $595.00, Notional Amount: $(297,500), Expiration Date: January 3, 2025*	$(1,247)
(17)	Microsoft Corp. Exercise Price: $430.00, Notional Amount: $(731,000), Expiration Date: January 3, 2025*	(765)
(5)	Mondelez International, Inc. – Class A Exercise Price: $60.00, Notional Amount: $(30,000), Expiration Date: January 3, 2025*	(150)
(4)	Morgan Stanley Exercise Price: $127.00, Notional Amount: $(50,800), Expiration Date: January 3, 2025*	(452)
(1)	Netflix, Inc. Exercise Price: $905.00, Notional Amount: $(90,500), Expiration Date: January 3, 2025*	(357)
(11)	NIKE, Inc. – Class B Exercise Price: $76.00, Notional Amount: $(83,600), Expiration Date: January 3, 2025*	(588)
(58)	NVIDIA Corp. Exercise Price: $136.00, Notional Amount: $(788,800), Expiration Date: January 3, 2025*	(7,366)
(6)	Oracle Corp. Exercise Price: $170.00, Notional Amount: $(102,000), Expiration Date: January 3, 2025*	(216)
(7)	Palantir Technologies, Inc. – Class A Exercise Price: $79.00, Notional Amount: $(55,300), Expiration Date: January 3, 2025*	(350)
(3)	PayPal Holdings, Inc. Exercise Price: $87.00, Notional Amount: $(26,100), Expiration Date: January 3, 2025*	(92)
(5)	PepsiCo, Inc. Exercise Price: $152.50, Notional Amount: $(76,250), Expiration Date: January 3, 2025*	(340)
(16)	Pfizer, Inc. Exercise Price: $26.50, Notional Amount: $(42,400), Expiration Date: January 3, 2025*	(352)
(5)	Philip Morris International, Inc. Exercise Price: $121.00, Notional Amount: $(60,500), Expiration Date: January 3, 2025*	(775)
(7)	Procter & Gamble Co. Exercise Price: $170.00, Notional Amount: $(119,000), Expiration Date: January 3, 2025*	(133)

FT Vest Total Return Income Fund: Series A2
SCHEDULE OF INVESTMENTS — Continued
As of December 31, 2024

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
(4)	QUALCOMM, Inc. Exercise Price: $157.50, Notional Amount: $(63,000), Expiration Date: January 3, 2025*	$(120)
(7)	RTX Corp. Exercise Price: $117.00, Notional Amount: $(81,900), Expiration Date: January 3, 2025*	(367)
(27)	S&P 500 Index Exercise Price: $5,000.01, Notional Amount: $(13,500,027), Expiration Date: July 31, 2026*	(3,550,391)
(1)	S&P Global, Inc. Exercise Price: $502.50, Notional Amount: $(50,250), Expiration Date: January 3, 2025*	(165)
(3)	Salesforce, Inc. Exercise Price: $340.00, Notional Amount: $(102,000), Expiration Date: January 3, 2025*	(319)
(1)	ServiceNow, Inc. Exercise Price: $1,080.00, Notional Amount: $(108,000), Expiration Date: January 3, 2025*	(315)
(9)	Southern Co. Exercise Price: $83.00, Notional Amount: $(74,700), Expiration Date: January 3, 2025*	(472)
(5)	Starbucks Corp. Exercise Price: $92.00, Notional Amount: $(46,000), Expiration Date: January 3, 2025*	(275)
(1)	Target Corp. Exercise Price: $136.00, Notional Amount: $(13,600), Expiration Date: January 3, 2025*	(83)
(7)	Tesla, Inc. Exercise Price: $430.00, Notional Amount: $(301,000), Expiration Date: January 3, 2025*	(2,625)
(3)	Texas Instruments, Inc. Exercise Price: $190.00, Notional Amount: $(57,000), Expiration Date: January 3, 2025*	(197)
(1)	Thermo Fisher Scientific, Inc. Exercise Price: $527.50, Notional Amount: $(52,750), Expiration Date: January 3, 2025*	(120)
(3)	TJX Cos., Inc. Exercise Price: $124.00, Notional Amount: $(37,200), Expiration Date: January 3, 2025*	(12)
(4)	U.S. Bancorp Exercise Price: $48.50, Notional Amount: $(19,400), Expiration Date: January 3, 2025*	(62)

FT Vest Total Return Income Fund: Series A2
SCHEDULE OF INVESTMENTS — Continued
As of December 31, 2024

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
(8)	Uber Technologies, Inc. Exercise Price: $61.00, Notional Amount: $(48,800), Expiration Date: January 3, 2025*	$(380)
(2)	Union Pacific Corp. Exercise Price: $230.00, Notional Amount: $(46,000), Expiration Date: January 3, 2025*	(130)
(3)	United Parcel Service, Inc. – Class B Exercise Price: $126.00, Notional Amount: $(37,800), Expiration Date: January 3, 2025*	(309)
(4)	UnitedHealth Group, Inc. Exercise Price: $510.00, Notional Amount: $(204,000), Expiration Date: January 3, 2025*	(1,174)
(13)	Verizon Communications, Inc. Exercise Price: $40.00, Notional Amount: $(52,000), Expiration Date: January 3, 2025*	(344)
(6)	Visa, Inc. – Class A Exercise Price: $317.50, Notional Amount: $(190,500), Expiration Date: January 3, 2025*	(795)
(12)	Walmart, Inc. Exercise Price: $92.00, Notional Amount: $(110,400), Expiration Date: January 3, 2025*	(144)
(5)	Walt Disney Co. Exercise Price: $112.00, Notional Amount: $(56,000), Expiration Date: January 3, 2025*	(290)
(9)	Wells Fargo & Co. Exercise Price: $71.00, Notional Amount: $(63,900), Expiration Date: January 3, 2025*	(293)
	TOTAL CALL OPTIONS (Proceeds $2,562,914)	(3,602,089)
	PUT OPTIONS – (3.0)%
(27)	S&P 500 Index Exercise Price: $6,000.01, Notional Amount: $(16,200,027), Expiration Date: July 31, 2026*	(1,020,566)
	TOTAL PUT OPTIONS (Proceeds $1,775,203)	(1,020,566)
	TOTAL WRITTEN OPTIONS CONTRACTS (Proceeds $4,338,117)	$(4,622,655)

FT Vest Total Return Income Fund: Series A2
SCHEDULE OF INVESTMENTS — Continued
As of December 31, 2024

ETF – Exchange-Traded Fund
PLC – Public Limited Company
REIT – Real Estate Investment Trust
* Non-income producing security.
1 All or a portion of this security is segregated as collateral for purchased and written options contracts. The market value of the securities pledged as collateral is $3,864,362, which represents 11.47% of the total net assets of the Fund.
2 Foreign security denominated in U.S. Dollars.
3 The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

FT Vest Total Return Income Fund: Series A2
PORTFOLIO COMPOSITION (Unaudited)
As of December 31, 2024

Country of Investment	Value	Percent of Total Net Assets
Ireland	$1,240,352	3.7%
Switzerland	494,853	1.4%
United States	37,028,221	110.0%
Total Investments	38,763,426	115.1%
Liabilities in Excess of Other Assets	(5,083,203)	(15.1)%
Total Net Assets	$33,680,223	100.0%
See accompanying Notes to Financial Statements.

FT Vest Total Return Income Fund: Series A2
SUMMARY OF INVESTMENTS (Unaudited)
As of December 31, 2024

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Electronic Components-Semiconductor	11.2%
Computers	7.8%
Applications Software	7.7%
E-Commerce/Products	4.7%
Medical-Drugs	4.5%
Web Portals/ISP	4.4%
Internet Content-Entertainment	3.6%
Finance-Credit Card	3.5%
Super-Regional Banks-US	3.5%
Oil Comp-Integrated	2.8%
Auto-Cars/Light Trucks	2.6%
Property/Casualty Insurance	2.5%
Electric-Integrated	2.4%
Enterprise Software/Service	2.3%
Medical-HM	2.2%
Multi-line Insurance	2.1%
Retail-Discount	2.0%
Networking Products	2.0%
Industrial Gases	2.0%
Aerospace/Defense	1.8%
REITS-Diversified	1.8%
Beverages – Non-Alcoholic	1.3%
Cosmetics & Toiletries	1.3%
Retail-Restaurants	1.3%
Computer Services	1.3%
Non-hazardous Waste Disposal	1.2%
Retail-Building Products	1.2%
Medical Products	1.2%
E-Commerce/Service	1.1%
Telephone-Integrated	0.9%
Diagnostic Equipment	0.9%
Finance-Investment Banker/Broker	0.9%
Tobacco	0.8%
Machinery-Construction & Mining	0.8%
Aerospace/Defense-Equipment	0.8%
Athletic Footwear	0.8%
Medical Instruments	0.8%
Medical-Biomedical/Generics	0.7%

FT Vest Total Return Income Fund: Series A2
SUMMARY OF INVESTMENTS (Unaudited) — Continued
As of December 31, 2024

Security Type/Sector	Percent of Total Net Assets
Commercial Services-Finance	0.7%
Instruments-Controls	0.7%
Electronic Forms	0.6%
Power Conv/Supply Equipment	0.6%
Transport-Services	0.5%
Oil Comp-Exploration & Production	0.5%
Semicon Components-Integrated Circuits	0.5%
Transport-Rail	0.5%
Machinery-Farm	0.5%
Investment Management/Advisory Services	0.5%
Diversified Banking Institution	0.5%
Semiconductor Equipment	0.4%
Multimedia	0.4%
Cable TV	0.3%
Electric Products-Miscellaneous	0.3%
Diversified Manufacturing	0.3%
Retail-Major Dept Stores	0.3%
Pharmacy Services	0.2%
Food-Confectioner	0.2%
Total Common Stocks	103.2%
Purchased Options Contracts	10.2%
Short-Term Investments	1.7%
Total Investments	115.1%
Liabilities in Excess of Other Assets	(15.1)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

FT Vest Total Return Income Fund: Series A2
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2024

Assets:
Investments in securities, at value (cost $37,564,351)	$35,314,702
Purchased options contracts, at value (cost $4,254,829)	3,448,724
Cash	18,512
Cash deposited with brokers for options contracts	10,787
Receivables:
Dividends and interest	22,139
Deferred organizational and offering costs (Note 2)	152
Total assets	38,815,016
Liabilities:
Written options contracts, at value (proceeds $4,338,117)	4,622,655
Payables:
Investment Adviser fees	76,244
Dividend payable	435,894
Total liabilities	5,134,793
Net Assets	$33,680,223
Components of Net Assets:
Paid-in Capital (par value of $0.001 per share with an unlimited number of shares authorized)	$34,220,653
Total accumulated earnings (accumulated deficit)	(540,430)
Net Assets	$33,680,223
Maximum Offering Price per Share:
Class I Shares:
Net assets applicable to shares outstanding	$33,680,223
Shares of beneficial interest issued and outstanding	1,370,263
Net asset value, offering and redemption price per share	$24.58
See accompanying Notes to Financial Statements.

FT Vest Total Return Income Fund: Series A2
STATEMENT OF OPERATIONS
For the Period August 2, 2024* through December 31, 2024

Investment Income:
Dividends	$203,474
Interest	4,348
Total investment income	207,822
Expenses:
Investment Adviser fees	378,573
Organizational expenses	35,804
Offering costs (Note 2)	108
Total expenses	414,485
Net investment income (loss)	(206,663)
Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	3,856,506
Written options contracts	1,288,700
Net realized gain (loss)	5,145,206
Net change in unrealized appreciation/depreciation on:
Investments	(2,249,649)
Purchased options contracts	(806,105)
Written options contracts	(284,538)
Net change in unrealized appreciation/depreciation	(3,340,292)
Net realized and unrealized gain (loss)	1,804,914
Net Increase (Decrease) in Net Assets from Operations	$1,598,251

* Commencement of Operations.
See accompanying Notes to Financial Statements.

FT Vest Total Return Income Fund: Series A2
STATEMENT OF CHANGES IN NET ASSETS

For the Period August 2, 2024* through December 31, 2024
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(206,663)
Net realized gain (loss) on investments, purchased options contracts and written options contracts	5,145,206
Net change in unrealized appreciation/depreciation on investments, purchased options contracts and written options contracts	(3,340,292)
Net increase (decrease) in net assets resulting from operations	1,598,251
Distributions to Shareholders:
Distributions:
Class I	(2,174,593)
Total distributions to shareholders	(2,174,593)
Capital Transactions:
Net proceeds from shares sold:
Class I	34,256,565
Net increase (decrease) in net assets from capital transactions	34,256,565
Total increase (decrease) in net assets	33,680,223
Net Assets:
Beginning of period	—
End of period	$33,680,223
Capital Share Transactions:
Shares sold:
Class I	1,370,263
Net increase (decrease) in capital share transactions	1,370,263

* Commencement of Operations.
See accompanying Notes to Financial Statements.

FT Vest Total Return Income Fund: Series A2
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout the period.
For the Period August 2, 2024* through December 31, 2024
Net asset value, beginning of period	$25.00
Income from Investment Operations:
Net investment income (loss)1	(0.15)
Net realized and unrealized gain (loss)	1.32
Total from investment operations	1.17
Less Distributions:
From net investment income	(1.59)
Total distributions	(1.59)
Net asset value, end of period	$24.58
Total return2	4.70%3
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$33,680
Ratio of expenses to average net assets	2.90%4
Ratio of net investment income (loss) to average net assets	(1.45)%4
Portfolio turnover rate	328%3

* Commencement of Operations.
1 Based on average monthly shares outstanding for the period.
2 Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3 Not annualized.
4 Annualized.
See accompanying Notes to Financial Statements.

FT Vest Total Return Income Fund: Series A2
NOTES TO FINANCIAL STATEMENTS
December 31, 2024

Note 1 — Organization
FT Vest Total Return Income Fund: Series A2 (the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a diversified, closed-end management investment company. The Fund operates under an Agreement and Declaration of Trust dated April 10, 2024 (the “Declaration of Trust”). First Trust Capital Management L.P. (the “Investment Adviser”) serves as the investment adviser of the Fund. Vest Financial LLC serves as sub-adviser to the Fund (the “Sub-Adviser” and together with the Investment Adviser, the “Advisers”). Each of the Advisers is an investment adviser registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended. The Fund has elected to be treated as a regulated investment company (a “RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). The Fund currently offers shares of beneficial interest (the “Shares”) in Class A Shares and Class I Shares. Only Class I Shares have been issued as of December 31, 2024.
The Fund’s investment objective is to achieve attractive risk-adjusted returns through a combination of high level of current income and potential (although limited) long-term capital appreciation, while attempting to mitigate the risk of loss of principal. In seeking to achieve this investment objective, the Fund intends to pursue a hedged equity investment strategy by (i) investing primarily in U.S. exchange-traded equity securities contained in the S&P 500® Index (such index, the “Reference Index”), (ii) mitigating some of the risk of loss of principal by purchasing a hedge against the long term decline of the Reference Index (“Downside Hedge”) during the Designated Period (defined below), and (iii) producing income with a target net income objective of 15.0% on an annual basis. The Downside Hedge is designed to mitigate the risk of loss for those investors that buy Shares at the beginning of a two-year period (the “Designated Period”) and hold Shares until the end of the Designated Period. The Fund does not seek to provide a specific level of protection.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies.”
Note 2 — Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with the generally accepted accounting principles in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.
(a) Valuation of Investments
UMB Fund Services, Inc., the Fund’s Administrator, calculates the Fund’s net asset value (“NAV”) as of the close of business on the last day of each month and at such other times as the Board of Trustees (the “Board”) may determine, including in connection with repurchases of Shares, in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board.
For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or

FT Vest Total Return Income Fund: Series A2
NOTES TO FINANCIAL STATEMENTS — Continued
December 31, 2024

paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated the Investment Adviser as the valuation designee (“Valuation Designee”) for the Fund to perform in good faith the fair value determination relating to all Fund investments, under the Board’s oversight. The Investment Adviser carries out its designated responsibilities as Valuation Designee through its Valuation Committee. The fair values of one or more assets may not be the prices at which those assets are ultimately sold, and the differences may be significant.
The Valuation Designee may value put and call options by taking the mid price between the bid and ask price. Certain exchange-traded options, such as FLEX Options, are typically valued using a model-based price provided by a third-party pricing service provider. For FLEX Options held by the Fund, on days when a trade occurs, the trade price will be used to value such FLEX Option contracts in lieu of the model price.
The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources.
Assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the United States. Foreign exchange rates are also determined prior to such close. On occasion, the values of securities and exchange rates may be affected by events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the NAV of the Fund is determined. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by the Valuation Designee.
First Trust Portfolios L.P., the Fund’s placement agent, is under no duty to verify any valuations of the Fund’s investments.
(b) Options
The Fund writes and purchases options contracts. The Fund intends to trade Flexible Exchange® Options (“FLEX Options”). FLEX Options are customized equity or index option contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. FLEX Options are required to be centrally cleared. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as an asset or a liability and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.
(c) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income and expense is recorded net of applicable withholding taxes on the ex-dividend date and interest income and expense, including where applicable, accretion of discount and amortization of premium on investments, is recorded on an accrual basis.

FT Vest Total Return Income Fund: Series A2
NOTES TO FINANCIAL STATEMENTS — Continued
December 31, 2024

(d) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund. For financial reporting purposes, dividends and distributions to Shareholders are recorded on the ex-date.
ASC 740 — Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.
The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the Internal Revenue Service statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of December 31, 2024, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
(e) Distributions to Shareholders
The Fund makes monthly distributions to its shareholders equal to 15% annually of the Fund’s net asset value per Share (the “Distribution Policy”). This predetermined dividend rate may be modified by the Board from time to time and may be increased to the extent of the Fund’s investment company taxable income that it is required to distribute in order to maintain its status as a RIC. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income expense and gain (loss) items for financial statement and tax purposes.
For financial reporting purposes, dividends and distributions to Shareholders are recorded on the ex-date. If, for any distribution, available cash is less than the amount of this predetermined dividend rate, then assets of the Fund will be sold, and such disposition may generate additional taxable income. The Fund’s final distribution for each calendar year will include any remaining investment company taxable income and net tax-exempt income (if any) undistributed during the year, as well as the remaining net capital gain realized during the year. If the total distributions made in any calendar year exceed investment company taxable income, net tax-exempt interest income (if any) and net capital gain, such excess distributed amount would be treated as ordinary dividend income to the extent of the Fund’s current and accumulated earnings and profits. Payments in excess of the earnings and profits would first be a tax-free return of capital to the extent of the adjusted tax basis in each Share. After such adjusted tax basis is reduced to zero, the payment would constitute capital gain (assuming the Shares are held as capital assets). This Distribution Policy may, under certain circumstances, have certain adverse consequences to the Fund and its shareholders because it may

FT Vest Total Return Income Fund: Series A2
NOTES TO FINANCIAL STATEMENTS — Continued
December 31, 2024

result in a return of capital resulting in less of a shareholder’s assets being invested in the Fund and, over time, increase the Fund’s expense ratio. The Distribution Policy also may cause the Fund to sell a security at a time it would not otherwise do so in order to manage the distribution of income and gain.
(f) Organizational and Offering Costs
Organizational costs consist of the costs of forming the Fund, drafting of bylaws, administration, custody and transfer agency agreements and legal services in connection with the initial meeting of the Board. Offering costs consist of the costs of preparation, review and filing with the SEC the Fund’s registration statement, the costs of preparation, review and filing of any associated marketing or similar materials, the costs associated with the printing, mailing or other distribution of the Private Placement Memorandum, Statement of Additional Information and/or marketing materials, and the amounts of associated filing fees and legal fees associated with the offering. The aggregate amount of the organizational costs and offering costs reflected in the Statement of Operations are $35,804 and $108, respectively, and $152 of the offering costs remain as deferred on the Statement of Assets and Liabilities.
Organizational costs are expensed as they are incurred. Offering costs are amortized to expense over twelve months on a straight-line basis.
(g) Segments
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of the Fund’s single investment objective which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. The total return and performance of each Fund is reflected within the accompanying Financial Highlights. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
Note 3 — Investment Advisory and Other Agreements and Affiliates
The Fund pays the Investment Adviser a unitary management fee (the “Unitary Management Fee”) in consideration of the advisory services provided by the Investment Adviser to the Fund. In turn, the Investment Adviser will pay substantially all operating expenses of the Fund, except initial and ongoing offering expenses, organizational expenses, interest expenses, taxes, portfolio transaction-related fees and expenses, costs of borrowing, distribution and service fees payable pursuant to a Rule 12b-1 plan, litigation and indemnification expenses, and any other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The Fund pays the Investment Adviser an annual rate of 2.65%, payable monthly in arrears, based upon the Fund’s net assets as of each month-end. The Unitary Management Fee is paid to the Investment Adviser before giving effect to any repurchase of Shares in the Fund effective as of that date and will decrease the net profits or increase the net losses of the Fund.

FT Vest Total Return Income Fund: Series A2
NOTES TO FINANCIAL STATEMENTS — Continued
December 31, 2024

The Investment Adviser pays the Sub-Adviser a management fee (the “Sub-Advisory Fee”) in consideration of the advisory services provided by the Sub-Adviser to the Fund. The Sub-Adviser’s fees are paid by the Investment Adviser out of the Unitary Management Fee. The Sub-Adviser receives a Sub-Advisory Fee equal to 50% of the monthly Unitary Management Fee paid to the Investment Adviser, which shall be reduced as follows. The Sub-Adviser has agreed with the Investment Adviser that it will pay one-half of all operating expenses of the Fund, excluding the Unitary Management Fee, initial and ongoing offering expenses and organizational expenses, interest expenses, taxes, portfolio transaction-related fees and expenses, costs of borrowing, distribution and service fees payable pursuant to a Rule 12b-1 plan, and litigation and indemnification expenses and any other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The Sub-Advisory Fees shall be reduced by the Sub-Adviser’s share of such expenses, and in the event the Sub-Adviser’s share of the expenses exceeds the amount of the Sub-Advisory Fee in any month, the Sub-Adviser will pay the difference to the Investment Adviser.
First Trust Portfolios L.P. (the “Distributor”), an affiliate of both the Investment Adviser and the Sub-Adviser, currently serves as the Fund’s placement agent. UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and administrator; and UMB Bank, N.A., an affiliate of UMBFS, serves as a custodian of the assets of the Fund.
A trustee and certain officers of the Fund are employees of UMBFS. The Fund does not compensate trustees and officers affiliated with UMBFS.
Vigilant Compliance, LLC provides Chief Compliance Officer (“CCO”) services to the Fund.
Ernst & Young LLP provides tax services to the Fund.
Note 4 — Federal Income Taxes
The Fund has elected to be treated and intends to qualify as a RIC for federal income tax purposes. As a RIC, the Fund will generally not be subject to federal corporate income tax, provided that when it is a RIC, it distributes substantially all of its income and gains each year.
At December 31, 2024, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes, were as follows:
Cost of investments	$41,106,193
Gross unrealized appreciation	$2,899,020
Gross unrealized depreciation	(5,526,325)
Net unrealized appreciation (depreciation) on investments	$(2,627,305)
The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in securities transactions.
GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the period ended December 31, 2024, permanent differences in book and tax accounting have been reclassified to paid-in capital, undistributed net investment income (loss) and accumulated realized gain (loss) as follows:
Increase (Decrease)
Paid in Capital	Total Distributable Earnings (Accumulated Deficit)
$(35,912)	$35,912

FT Vest Total Return Income Fund: Series A2
NOTES TO FINANCIAL STATEMENTS — Continued
December 31, 2024

As of December 31, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:
Undistributed ordinary income	$2,334,861
Undistributed long-term capital gains	—
Tax accumulated earnings	2,334,861
Accumulated capital and other losses	(247,986)
Net unrealized appreciation (depreciation) on investments	(2,627,305)
Total accumulated earnings (deficit)	$(540,430)
The tax character of distributions paid during the period ended December 31, 2024 were as follows:
Distribution paid from:	2024
Ordinary income	$2,174,593
Net long-term capital gains	—
Total taxable distributions	$2,174,593
Note 5 — Investment Transactions
For the period ended December 31, 2024, purchases and sales of investments, excluding short-term investments, were $151,309,266 and $116,525,460, respectively.
Note 6 — Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.
Note 7 — Repurchase of Shares
At the discretion of the Board and provided that it is in the best interests of the Fund and Shareholders to do so, the Fund provides a limited degree of liquidity to the Shareholders by conducting tender offers at least annually every twelfth month after the closing of a Designated Period, as of a Friday (other than the 3rd Friday of the month). In each tender offer, the Fund may offer to repurchase its Shares at their net asset value as determined as of the relevant valuation date. Each tender offer in the first year of a Designated Period ordinarily will be limited to the repurchase of an amount up to 10% of the Shares outstanding, but if the number of Shares tendered for repurchase exceeds the number the Fund intended to repurchase, the Fund may determine to repurchase less than the full number of Shares tendered. In such event, Shareholders will have their Shares repurchased on a pro rata basis, and tendering Shareholders will not have all of their tendered Shares repurchased by the Fund. In the second year of each Designated Period, subject to the Board’s discretion, each tender offer that coincides with the expiration of the Designated Period shall be for up to 100% of the Shares outstanding. Shareholders who tender their Shares prior to the end of the Designated Period will not fully benefit from the Downside Hedge, which is designed to be achieved at the end of the specified Designated Period. A 2.00% repurchase fee will be charged by the Fund with respect to any repurchase of Shares from a Shareholder in the first year of each Designated Period. Repurchases will be made at such times and on such terms as may be determined by the Board, in its sole discretion. However, no assurance can be given that repurchases will occur or that any Shares properly tendered will be repurchased by the Fund. The Fund may choose not to conduct a tender offer or may choose to conduct a tender offer for less than 10% (or 100% as applicable) of its outstanding Shares. Investors may not have access to the money invested in the Fund for an indefinite time. No share repurchases occurred during the period ended December 31, 2024.

FT Vest Total Return Income Fund: Series A2
NOTES TO FINANCIAL STATEMENTS — Continued
December 31, 2024

Note 8 — Fair Value Measurements and Disclosure
ASC 820 — Fair Value Measurements defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.
Under Fair Value Measurements, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:
•
Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following table summarizes the Fund’s investments that are measured at fair value by level within the fair value hierarchy as of December 31, 2024:
	Level 1	Level 2	Level 3**	Total
Assets
Investments
Common Stocks*	$34,750,796	$—	$—	$34,750,796
Short-Term Investments	563,906	—	—	563,906
Total Investments	35,314,702	—	—	35,314,702
Purchased Options Contracts	—	3,448,724	—	3,448,724
Total Investments and Options	$35,314,702	$3,448,724	$—	$38,763,426
Liabilities
Written Options Contracts	$51,698	$4,570,957	$—	$4,622,655
Total Written Options Contracts	$51,698	$4,570,957	$—	$4,622,655

FT Vest Total Return Income Fund: Series A2
NOTES TO FINANCIAL STATEMENTS — Continued
December 31, 2024

* All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
** The Fund did not hold any Level 3 securities at period end.
Note 9 — Derivatives and Hedging Disclosures
ASC 815 — Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows.
The effects of these derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of December 31, 2024 by risk category are as follows:
	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Statement of Asset and Liabilities Location	Value	Statement of Asset and Liabilities Location	Value
Equity contracts	Purchased options contracts, at value	$3,448,724	Written options contracts, at value	$4,622,655
The effects of derivative instruments on the Statements of Operations for the period ended December 31, 2024, are as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts
Equity contracts	$—	$1,288,700
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts
Equity contracts	$(806,105)	$(284,538)
The number of contracts is included on the Schedule of Investments. The quarterly average volumes of derivative instruments as of December 31, 2024, are as follows:
Derivative	Quarterly Average	Amount
Options Contracts – Purchased	Average Notional Value	$64,583,703
Options Contracts – Written	Average Notional Value	39,554,504
Note 10 — Risk Factors
An investment in the Fund involves various risks. The Fund invests in and actively trades equity securities and other financial instruments using a variety of strategies and investment techniques with significant risk characteristics, including the risks arising from the volatility of the equity securities. No guarantee or representation is made that the investment program will be successful. Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the

FT Vest Total Return Income Fund: Series A2
NOTES TO FINANCIAL STATEMENTS — Continued
December 31, 2024

inability to participate in impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.
Sector Risk — As of December 31, 2024, a significant portion of the Reference Index is comprised of companies in the information technology sector, although this may change from time to time. This information technology sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development, and government regulation. The Fund will not be concentrated in a particular industry or group of industries within this sector. To the extent that the Fund invests a significant percentage of its assets in a sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. A significant exposure makes the Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is more broadly diversified.
Options Risk — An option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying the option at a specified exercise price at any time during the term of the option (normally not exceeding nine months). The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security or currency. The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest or currency exchange rates, including the anticipated volatility, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. As a seller (writer) of a put option, the seller will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the seller will tend to lose money if the value of the reference index or security rises above the strike price. As the buyer of a put or call option, the buyer risks losing the entire premium invested in the option if the buyer does not exercise the option. The effective use of options also depends on the Fund’s ability to terminate option positions at times deemed desirable to do so. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. In addition, there may at times be an imperfect correlation between the movement in values of options and their underlying securities and there may at times not be a liquid secondary market for certain options. There may be times the Fund needs to sell securities in order to settle an option position, which could result in the distribution of premium from that option position being classified as a return of capital and make the Fund less tax-efficient. Options may also involve the use of leverage, which could result in greater price volatility than other securities.
Note 11 — Events Subsequent to the Fiscal Period End
In preparing these financial statements, management has evaluated subsequent events through the date of issuance of the financial statements included herein. There have been no subsequent events that occurred during such period that would require disclosure or would be required to be recognized in the financial statements.

FT Vest Total Return Income Fund: Series A2
FUND INFORMATION
December 31, 2024 (Unaudited)

Approval of the Investment Management Agreement and Sub-Advisory Agreement
At a meeting of the Board of Trustees (the “Board” and the members thereof, “Trustees”) held on April 25, 2024 (the “Meeting”), the Board, including a majority of Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved the investment management agreement (the “Investment Management Agreement”) between First Trust Capital Management L.P. (the “Investment Adviser”) and the FT Vest Total Return Income Fund: Series A2 (the “Fund”) and the Fund’s sub-advisory agreement among the Investment Adviser, the Fund and Vest Financial LLC, the Fund’s sub-adviser (the “Sub-Adviser” and, together with the Investment Adviser, the “Advisers”) (the “Sub-Advisory Agreement” and, together with the Investment Management Agreement, the “Advisory Agreements”).
In advance of the Meeting, the Board requested and received materials from the Advisers to assist them in considering the approval of the Advisory Agreements. Among other things, the Board reviewed reports from third parties and management about the below factors. The Board did not consider any single factor as controlling in determining whether or not to approve the Advisory Agreements. Nor are the items described herein all-encompassing of the matters considered by the Board.
The Board engaged in a detailed discussion of the materials with management of the Investment Adviser. The Independent Trustees then met separately with independent counsel to the Independent Trustees at the Meeting for a full review of the materials. Following these sessions, the full Board reconvened and after further discussion determined that the information presented provided a sufficient basis upon which to approve the Advisory Agreements.
NATURE, EXTENT AND QUALITY OF SERVICES
The Board reviewed and considered the nature, extent and quality of the investment advisory services proposed to be provided by the Advisers to the Fund under the Advisory Agreements, including the Sub-Adviser’s selection of Fund investments. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services to be provided by the Advisers to the Fund, including, among other things providing office facilities, equipment and personnel. The Board also reviewed and considered the qualifications of the portfolio managers and other key personnel who would provide the investment advisory services and/or administrative services to the Fund. The Board determined that such portfolio managers and key personnel are well-qualified by education and/or training and experience to perform the services for the Fund in an efficient and professional manner. The Board also took into account the Advisers’ compliance policies and procedures, including those used by the Investment Adviser to determine the value of the Fund’s investments. Based on their review, the Board concluded that the nature, extent and quality of services expected to be provided to the Fund under the Advisory Agreements was satisfactory.
PERFORMANCE
The Board considered the investment experience of the Advisers. The Board noted that the Investment Adviser manages other funds that have similar options-writing strategies, and that the Sub- Adviser acts as investment sub-adviser to recently launched investment products managed by the Investment Adviser that have similar investment objectives and strategies as the Fund. However, because the Fund had not yet commenced operations, the Board was not able to consider Fund performance.
FEES AND EXPENSES
The Board reviewed the proposed unitary management fee rate (the “Unitary Fee”), the proposed sub-advisory fee and estimated total expense ratio of the Fund, noting that the Investment Adviser pays the Sub-Adviser from the Unitary Fee. The Board compared the Unitary Fee and pro-forma total expense ratio for the Fund with various comparative data, including a report of other comparable funds

FT Vest Total Return Income Fund: Series A2
FUND INFORMATION — Continued
December 31, 2024 (Unaudited)

prepared by an independent third party. The Board noted that the Fund’s proposed Unitary Fee and estimated expenses were comparable to the net fees and expenses of other comparable peer funds and other funds managed by the Investment Adviser. In addition, the Board noted that the Investment Adviser had agreed to pay substantially all operating expenses of the Fund, excluding the Unitary Fee, initial and ongoing offering expenses and organizational expenses, interest expenses, taxes, portfolio transaction-related fees and expenses, costs of borrowing, distribution and service fees payable pursuant to a Rule 12b-1 plan, and litigation and indemnification expenses and any other extraordinary expenses not incurred in the ordinary course of the Fund’s business, with the Sub-Adviser covering half of such expenses pursuant to the Sub-Advisory Agreement (the “Covered Operational Expenses”). The Board concluded that the proposed Unitary Fee to be paid by the Fund, the sub-advisory fee payable to the Sub-Adviser and the pro-forma total expense ratio were reasonable and satisfactory in light of the services to be provided.
BREAKPOINTS AND ECONOMIES OF SCALE
The Board reviewed the structure of the Unitary Fee under the Investment Management Agreement and the sub-advisory fee to be paid by the Investment Adviser to the Sub-Adviser under the Sub-Advisory Agreement, neither of which included breakpoints. The Board noted that since the Unitary Fee does not have breakpoints, the Fund would not benefit from economies of scale as the Fund grew over time. The Board considered the Covered Operational Expenses proposed to be paid by the Investment Adviser, and the Board concluded that the advisory fees were reasonable for the services to be provided.
PROFITABILITY OF INVESTMENT ADVISER AND SUB-ADVISER
The Board considered and reviewed pro-forma information concerning the estimated costs to be incurred, including the Covered Operational Expenses, and profits expected to be realized by the Advisers from their relationship with the Fund. Although the Board considered and reviewed pro-forma information concerning the Advisers’ expected profits, due to the fact that operations for the Fund had not yet commenced, the Board made no determination with respect to profitability.
ANCILLARY BENEFITS AND OTHER FACTORS
The Board also discussed other benefits to be received by the Investment Adviser from its management of the Fund including, without limitation, reputational benefits and the ability to market other investment products offered by the Investment Adviser. The Board noted that (i) the Fund’s placement agent is an affiliate of the Investment Adviser and receives certain compensation in its role as placement agent and for other services related to the Fund, which are paid by the Investment Adviser; and (ii) an affiliate of the Investment Adviser receives management fees for assets held in the Fund by such affiliate’s wealth management clients for services and resources provided by the affiliate to its clients. The Board noted that the Sub-Adviser did not anticipate receiving any ancillary benefits resulting from its association with the Fund, other than potential opportunities to obtain securities trading advantages for its other advisory clients and that the Advisers do not have affiliations with the Fund’s transfer agent, administrator or custodian, and therefore would not derive any benefits from the relationships these parties may have with the Fund. The Board concluded that the Unitary Fee and sub-advisory fee were reasonable in light of the fall-out benefits.
GENERAL CONCLUSION
Based on its consideration of all factors that it deemed material, and assisted by the advice of its counsel, the Board concluded it would be in the best interest of the Fund and its shareholders to approve the Advisory Agreements, each for an initial two-year term.

FT Vest Total Return Income Fund: Series A2
FUND INFORMATION — Continued
December 31, 2024 (Unaudited)

The members of the Board and the Fund’s officers and their brief biographical information, including their addresses, their year of birth and descriptions of their principal occupations during the past five years, is set forth below. The Fund’s Statement of Additional Information includes additional information about the membership of the Board, and is available without charge, upon request, by calling the Fund at 1-877-779-1999.
INDEPENDENT TRUSTEES AND ADVISORY BOARD MEMBER
NAME, ADDRESS AND YEAR OF BIRTH	POSITION(S) HELD WITH THE FUND	TERM OF OFFICE AND LENGTH OF TIME SERVED*	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX** OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEES
David G. Lee Year of Birth: 1952 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	Chairman and Trustee	Chairman Since Inception; Trustee Since Inception	Retired (since 2012); President and Director, Client Opinions, Inc. (2003 – 2012); Chief Operating Officer, Brandywine Global Investment Management (1998 – 2002).	24	None
Robert Seyferth Year of Birth: 1952 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	Trustee	Since Inception	Retired (since 2009); Chief Procurement Officer/Senior Managing Director, Bear Stearns/JP Morgan Chase (1993 – 2009).	24	None
Gary E. Shugrue Year of Birth: 1954 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	Trustee	Since Inception	Retired (since 2023); Managing Director, Veritable LP (investment advisory firm) (2016 – 2023); Founder/President, Ascendant Capital Partners, LP (private equity firm) (2001 – 2015).	24	Trustee, Quaker Investment Trust (3 portfolios) (registered investment company).

FT Vest Total Return Income Fund: Series A2
FUND INFORMATION — Continued
December 31, 2024 (Unaudited)

INTERESTED TRUSTEE AND OFFICERS
NAME, ADDRESS AND YEAR OF BIRTH	POSITION(S) HELD WITH THE FUND	TERM OF OFFICE AND LENGTH OF TIME SERVED*	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX** OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEES
Terrance P. Gallagher*** Year of Birth: 1958 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	Trustee	Since Inception	Executive Vice President and Trust Platform Director, UMB Fund Services, Inc. (2024 – Present); President and Trustee, Investment Managers Series Trust II (registered investment company) (2013 – Present); Executive Vice President and Director of Fund Accounting, Administration and Tax, UMB Fund Services, Inc. (2007 – 2023).	24	President and Trustee, Investment Managers Series Trust II (41 portfolios) (registered investment company).
Michael Peck Year of Birth: 1980 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	President	Since Inception	Chief Executive Officer and Co-CIO, First Trust Capital Management L.P. (formerly, Vivaldi Asset Management, LLC) (2012 – Present) President and Co-CIO, Vivaldi Capital Management LP (2012 – 2024); Portfolio Manager, Coe Capital Management (2010 – 2012); Senior Financial Analyst and Risk Manager, the Bond Companies (2006 – 2008).	N/A	N/A
Chad Eisenberg Year of Birth: 1982 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	Treasurer	Since Inception	Chief Operating Officer, First Trust Capital Management L.P. (formerly, Vivaldi Asset Management, LLC) (2012 – Present); Chief Operating Officer, Vivaldi Capital Management LP (2012 – 2024); Director, Coe Capital Management LLC (2010 – 2011).	N/A	N/A

FT Vest Total Return Income Fund: Series A2
FUND INFORMATION — Continued
December 31, 2024 (Unaudited)

NAME, ADDRESS AND YEAR OF BIRTH	POSITION(S) HELD WITH THE FUND	TERM OF OFFICE AND LENGTH OF TIME SERVED*	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX** OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEES
Bernadette Murphy Year of Birth: 1964 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	Chief Compliance Officer	Since Inception	Director, Vigilant Compliance, LLC (investment management solutions firm) (2018 – Present).	N/A	N/A
Ann Maurer Year of Birth: 1972 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	Secretary	Since Inception	Senior Vice President, Client Services (2017 – Present), Vice President, Senior Client Service Manager (2013 – 2017), Assistant Vice President, Client Relations Manager (2002 – 2013), UMB Fund Services, Inc.	N/A	N/A

* Trustees serve on the Board for terms of indefinite duration. A Trustee’s position in that capacity will terminate if the Trustee is removed or resigns or, among other events, upon the Trustee’s death, incapacity or retirement. Officers hold office until their successors are chosen and qualified and serve at the pleasure of the Trustees.
** As of December 31, 2024, the fund complex consists of the AFA Private Credit Fund, Agility Multi-Asset Income Fund, Aspiriant Risk-Managed Capital Appreciation Fund, Aspiriant Risk-Managed Real Assets Fund, Destiny Alternative Fund LLC, Destiny Alternative Fund (TEI) LLC, Felicitas Private Markets Fund, First Trust Alternative Opportunities Fund, First Trust Enhanced Private Credit Fund, First Trust Hedged Strategies Fund, First Trust Private Assets Fund, First Trust Private Credit Fund, First Trust Real Assets Fund, FT Vest Hedged Equity Income Fund: Series A2, FT Vest Hedged Equity Income Fund: Series A3, FT Vest Rising Dividend Achievers Total Return Fund, FT Vest Total Return Income Fund: Series A2, FT Vest Total Return Income Fund: Series A3, Infinity Core Alternative Fund, Keystone Private Income Fund, Pender Real Estate Credit Fund, Variant Alternative Income Fund, Variant Alternative Lending Fund and Variant Impact Fund.
*** Mr. Gallagher is deemed to be an interested person of the Fund because of his affiliation with the Fund’s Administrator.

FT Vest Total Return Income Fund: Series A2
FUND INFORMATION — Continued
December 31, 2024 (Unaudited)

Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Form N-PORT is available on the SEC website at www.sec.gov or without charge and upon request by calling the Fund at 1-877-779-1999.
Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at 1-877-779-1999 or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.
Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at 1-877-779-1999 or on the SEC website at www.sec.gov.
FT Vest Total Return Income Fund: Series A2
235 West Galena Street
Milwaukee, WI 53212
Toll Free: 1-877-779-1999
FT Vest Total Return Income Fund: Series A2 — Class I Shares

(b)	Not applicable.

ITEM 2. CODE OF ETHICS.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	The registrant’s code of ethics are written standards that are reasonably designed to deter wrongdoing and to promote: (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships; (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant; (3) Compliance with applicable governmental laws, rules, and regulations; (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and (5) Accountability for adherence to the code.

(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

(e)	The registrant does not intend to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website.

(f)	The registrant has included with this filing, pursuant to Item 13(a)(1), a copy of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)	As of the end of the period covered by the report, the registrant’s board of trustees has determined that Mr. David G. Lee and Mr. Robert Seyferth are qualified to serve as the audit committee financial experts serving on its audit committee and that they are “independent,” as defined by Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees

(a)	The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements is $25,000 for 2024.

Audit-Related Fees

(b)	The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item is $0 for 2024.

Tax Fees

(c)	The aggregate fees billed for professional services rendered by the principal accountant for the review and preparation of tax returns is $0 for 2024.

All Other Fees

(d)	The aggregate fees billed for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item is $0 for 2024.

(e)	(1) The Registrant's Audit Committee must pre-approve the audit and non-audit services of the Auditors prior to the Auditor's engagement.

(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 0%

(c) 0%

(d) 0%

(f)	The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the fiscal period August 2, 2024 through December 31, 2024 that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the fiscal year of the registrant was $0 for 2024.

(h)	The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

(i)	Not Applicable.

(j)	Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a)	Not applicable.

(b)	Not applicable.

ITEM 6. INVESTMENTS.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is included in Item 1(a) of this Form N-CSR.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Proxy Voting Policies and Procedures

of Vest Financial, LLC, the (“Firm”)

Last Amended: October 7, 2022 (firm name updated January 2, 2024)

Background

Vest Financial, LLC (the “Firm” or the “Adviser”) has a fiduciary duty to act in the best interest of its clients and must not place its own interests ahead of its clients. The Firm serves as the investment adviser or sub-adviser to open- end mutual funds, Exchange Traded Funds (“ETFs”), Collective Investment Trusts (“CITs”), and acts as a portfolio consultant and may provide sub-supervisory services for Unit Investment Trusts (“UITs”) (collectively “Clients”).

Investment advisers registered with the SEC, and which exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Investment Advisers Act of 1940 the (“Advisers Act”), as amended, to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between an adviser’s interests and those of its clients; (b) to disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) to describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (d) maintain certain records relating to the adviser’s proxy voting activities when the adviser does have proxy voting authority.

Each Client’s agreement with the Firm describes the Firm’s proxy voting responsibilities with respect to that Client, under which the Firm generally will be granted authority to vote proxies related to the investment portfolio securities in a Client’s account unless a Client has expressly reserved the authority to vote such proxies.

Notwithstanding the foregoing, most of the strategies managed for Clients involves the trading of options, and therefore, do not hold portfolio securities for which any matters relating to such portfolio securities were considered at a shareholder meeting. Where a Client’s portfolio holds securities that would be entitled to vote, the objective of the Client’s strategy is generally to track an index. In these instances, purchase and sale decisions of portfolio securities are based on changes to the underlying index and are not usually based on the Adviser’s positive or negative outlook of the issuer.

Voting Policy

To assist the Firm in carrying out its responsibilities with respect to proxy voting, the Firm has engaged on outside firm, Institutional Shareholder Services Inc. (“ISS”), who provides proxy research, advisory, voting, recordkeeping and vote-reporting service. Pursuant to a proxy voting agency service agreement, ISS is responsible for, among other things: obtaining proxies based on companies owned in Client accounts; providing proxy materials, research and analysis; maintaining a proxy voting system that adequately tracks and records votes; and providing proxy voting records required to file Form N-PX on behalf of Clients that are registered investment companies. The Firm also utilizes ISS’s proprietary service, Proxy Exchange, which provides voting services including voting recommendations.

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The Firm has adopted ISS’s Proxy Voting Guidelines Benchmark Policy Recommendations (the “ISS Guidelines”) to determine how each issue on proxy ballots is to be voted. The Firm has reviewed the ISS Guidelines and believes it to be the most consistent and compatible with strategies managed by the Firm and to maximize shareholder value. The ISS Guidelines are incorporated hereto by reference, and a copy of the ISS Guidelines, as may be revised from time to time, is maintained with the Firm’s Proxy Voting Policy.

Proxy statements will be voted in accordance with this template unless: (i) the Firm determines that it has a conflict of interest; or (ii) the Firm’s portfolio managers (“Portfolio Managers”) determine that there are other reasons not to follow the ISS Guidelines; or (iii) No input is provided by the ISS Guidelines, in which case the Adviser will independently determine how a particular issue should be voted and such determination will be documented by the Portfolio Manager.

It will generally be the responsibility of the Firm to vote all proxies, where authorized. It is contemplated that the Firm will be active in all proxy voting issues, however, there may be occasions when a vote is missed by Firm personnel. In the event a vote is missed by Firm personnel, for any reason, that vote will be automatically cast in accordance with the ISS Guidelines. Any decisions regarding proxy voting where the Firm determines not to follow the ISS Guidelines shall be determined by the Portfolio Managers. The Firm’s Chief Compliance Officer (“CCO”) must be notified of the decision and a memo regarding the reason for not following the ISS Guidelines must be maintained in the proxy voting file. Additionally, the Firm may determine not to vote a particular proxy if the costs and burdens exceed the benefits of voting (e.g., casting a vote on a foreign security that could involve additional costs or when securities are subject to loan or to share blocking restrictions).

The Firm’s Portfolio Managers and CCO will review, at least annually, the ISS Guidelines for continued relevancy and make a determination that relying on the ISS Guidelines for proxy voting continue to be in the best interest of the Firm’s Clients.

Voting Procedures

Once a Client account is established, the Firm will arrange for the Client’s custodian, as necessary, to forward proxy materials to ISS. The Firm will also confirm that the Client’s custodian provides ISS with a list of Client holdings on a regular basis to enable ISS to track meeting dates and notify the Firm of upcoming meetings.

The voting recommendations are provided by Proxy Exchange for each meeting. Internally, the Firm provides oversight of the proxy voting process. The Firm through a Portfolio Manager or other designated person will review the proxy vote statements and recommendations. In the event a vote is inadvertently missed, the ballot will be cast automatically in accordance with our proxy voting guidelines. A record will be made and maintained of all votes.

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The Firm may abstain from voting a proxy if it concludes that the effect on the client’s or shareholder’s economic interests or the value of the portfolio holding is indeterminable or insignificant. The Firm may also abstain from voting if it concludes the cost of voting is disproportionate to the economic impact the vote would have on the portfolio holdings.

The Firm’s CCO or the CCO’s designee will monitor the proxy voting process to ensure that all votes are cast, the proper number of shares are recorded and that the proxy proposals are voted in accordance with the ISS Guidelines or, if there is a vote cast that deviates from such policies, that a rationale is documented.

Conflicts of Interest

The Firm will use commercially reasonable efforts to determine whether a potential conflict may exist, and a potential conflict shall be deemed to exist only if the Portfolio Manager actually knows or should have known of the conflict. The Firm is sensitive to conflicts of interest that may arise in the proxy decision-making process and has identified the following potential conflicts of interest:

●	A principal of the Firm or any person involved in the proxy decision-making process currently serves on the Board of the portfolio company.
●	An immediate family member of a principal of the Firm or any person involved in the proxy decision-making process currently serves as a director or executive officer of the portfolio company.
●	The Firm, or any Client account managed by the Firm any or any affiliate, holds a significant ownership interest in the portfolio company.

Any conflict of interest will be resolved in the best interests of Client’s and fund shareholders. In the event a material conflict of interest is identified or believed to exist, the employee will advise the CCO and the Portfolio Managers will decide whether the Firm should either (1) disclose the conflict to the Client to enable the Client to evaluate the Firm’s proxy voting advice in light of the conflict or (2) disclose to the Client the conflict, with no voting recommendation, and vote in accordance with the Client’s instructions.

The Firm shall also maintain records of any conflicts of interest that were identified with any specific vote, and if so, what action was taken to resolve the conflict with respect to each vote cast.

Due Diligence

The CCO performs the following oversight and assurance functions, among others, over the Firm’s proxy voting: (1) periodically samples proxy votes to ensure that they were cast in compliance with this Proxy Voting Policy; (2) review, no less frequently than annually, the adequacy of this Proxy Voting Policy to make sure that it has been implemented effectively, including whether it continues to be reasonably designed to ensure that proxies are voted in the best interests of the Firm’s clients; (3) at least annually perform due diligence on whether a retained proxy advisory firm has the capacity and competency to adequately analyze proxy issues, including the adequacy and quality of the proxy advisory firm’s staffing and personnel and its policies; and (4) oversee any retained proxy advisory firms and their procedures regarding their capabilities to (i) produce proxy research that is based on current and accurate information (ii) identify and address any conflicts of interest and any other considerations that we believe would be appropriate in considering the nature and quality of the services provided by the proxy advisory firm and (iii) ensure adherence to contractual terms.

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Reporting

Upon a client’s written request, the Firm provides information on how portfolio company shares held in the Client’s account were voted. The Firm also furnishes to clients a description of its proxy voting policies and procedures and, upon request, furnish a copy of these policies and procedures to the requesting client. The Firm will also provide required disclosures in response to Item 17 of Form ADV Part 2A summarizing these Proxy Voting Policies and Procedures, including a statement that clients may request information regarding how the Firm voted client’s proxies.

Proxy Vote Record Retention

The Firm, in conjunction with ISS, will compile and maintain for five (5) years the proxy voting records required by Rule 204-2(c)(2) under the Advisers Act, which include (1) copies of these Proxy Voting Policies and Procedures, (2) a copy of each proxy statement received for Client securities (this requirement may be satisfied by a third party who has agreed in writing to do so or by obtaining a copy of the proxy statement from the EDGAR database), (3) a record of each vote cast on behalf of a client (this requirement may be satisfied by a third party who has agreed in writing to do so), (4) a copy of any document created by the Firm that was material to making the voting decision or that memorializes the basis for the decision, and (5) a copy of each written Client request for information on how the Firm voted proxies on the client’s behalf, as well as a copy of any written response to a written or oral client request for such information. All proxy voting records are to be retained for five years, with the first two years in the offices of the Firm. All records may be maintained electronically.

Form N-PX Filing Logistics

The Firm is responsible for ensuring that the third-party proxy vote service maintains the complete proxy log and confirms the timely voting of proxies. The proxy vote log will be maintained in such a manner that the following information is contained within the log in accordance with the requirements of submitting Form N-PX for proxies voted on behalf of the Firm’s Fund:

●	the name of the issuer;

●	the exchange ticker symbol, if available;

●	the CUSIP number, if available;

●	the shareholder meeting date;

●	a brief identification of the matter voted on;

●	whether the matter was proposed by the issuer or a security holder;

●	whether the Firm cast its vote on the matter;

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●	how the Firm cast its vote on the matter (for, against, abstain, or withhold regarding the election of directors); and

●	whether the Firm cast its vote for or against management.

The Firm shall provide the information necessary to complete the Form N-PX to the appropriate fund service provider who will submit the filings in a timely manner.

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ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)(1) Identification of Portfolio Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Members

The following table provides biographical information about the personnel of Vest Financial LLC (the "Sub-Adviser"), who are primarily responsible for the day-to-day management of the registrant’s portfolio as of the filing of this report:

Name of Portfolio Management Team Member	Title	Length of Time of Service to the Fund	Business Experience During the Past 5 Years	Role of Portfolio Management Team Member
Karan Sood	Portfolio Manager	Since Inception	Portfolio Manager, Vest Financial LLC (2012 - Present)	Portfolio Management
Trevor Lack	Portfolio Manager	Since February 2025	Portfolio Manager, Vest Financial LLC (2019 - Present)	Portfolio Management

(a)(2) Other Accounts Managed by Portfolio Manager(s) or Management Team Member and Potential Conflicts of Interest

The following table provides information about portfolios and accounts for which the members of the Sub-Adviser are primarily responsible for the day-to-day portfolio management as of December 31, 2024:

Name of Portfolio Management Team Member	Number of Accounts and Total Value of Assets for Which Advisory Fee is Performance-Based:			Number of Other Accounts Managed and Total Value of Assets by Account Type for Which There is No Performance-Based Fee:
Name	Registered investment companies	Other pooled investment vehicles	Other accounts	Registered investment companies	Other pooled investment vehicles	Other accounts
Karan Sood	0 accounts	0 accounts	0 accounts	118 accounts / $36,432.21M	15 accounts / $247.55M	0 accounts
Trevor Lack	0 accounts	0 accounts	0 accounts	118 accounts / $36,432.21M	15 accounts / $247.55M	0 accounts

Conflicts of Interest

Each Portfolio Manager’s management of “other accounts” may give rise to potential conflicts of interest in connection with his management of the Fund's investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby a Portfolio Manager could favor one account over another. Another potential conflict could include the Portfolio Manager’s knowledge about the size, timing and possible market impact of Fund trades, whereby a Portfolio Manager could use this information to the advantage of other accounts and to the disadvantage of the Fund. However, the Sub-Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

(a)(3) Compensation Structure of Portfolio Manager

Compensation of the Portfolio Managers

The below information is provided as of December 31, 2024.

The Portfolio Managers do not receive compensation that is based upon the Fund, any separate account strategy, partnership or any other commingled account’s, or any private account’s pre- or after-tax performance, or the value of the assets held by such entities. The Portfolio Managers do not receive any special or additional compensation from the Sub-Adviser for their service as Portfolio Managers. The Portfolio Managers receive a salary from the Sub-Adviser. In addition to base salary, the Portfolio Managers may receive additional bonus compensation which is tied to the overall financial operating results of the Sub-Adviser's parent company, Vest Group, Inc.

(a)(4) The following is listing of the dollar range of shares beneficially owned by each Portfolio Management Team Member as of December 31, 2024:

Name of Portfolio Management Team Member:	Dollar Range of Shares Beneficially Owned by Portfolio Management Team Member:
Karan Sood	None
Trevor Lack	None

(b) Not Applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a)	Not applicable.

(b)	Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407), or this Item.

ITEM 16. CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT COMPANIES.

(a)	Not applicable.

(b)	Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Code of ethics or any amendments thereto, that is subject to disclosure required by item 2 is attached hereto.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4) There were no written solicitations.

(a)(5) There is no change to the registrant’s independent public accountant.

(b) Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	FT Vest Total Return Income Fund: Series A2

By (Signature and Title)*	/s/ Michael Peck
Michael Peck, President
(Principal Executive Officer)

Date	March 10, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Peck
Michael Peck, President
(Principal Executive Officer)

Date	March 10, 2025

By (Signature and Title)*	/s/ Chad Eisenberg
Chad Eisenberg, Treasurer
(Principal Financial Officer)

Date	March 10, 2025

* Print the name and title of each signing officer under his or her signature.